Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of income tax provision for continuing operations

In millions	2012	2011	2010
Current:
Federal	$2,226	$1,807	$1,884
State	410	338	344
	2,636	2,145	2,228

Deferred:
Federal	(177)	101	(44)
State	(18)	12	(5)
	(195)	113	(49)
Total	$2,441	$2,258	$2,179

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations
	2012	2011	2010
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.9	3.9	4.1
Other	(0.3)	0.4	(0.2)
Effective income tax rate	38.6%	39.3%	38.9%

Summary of the significant components of the Company's deferred tax assets and liabilities

In millions	2012	2011
Deferred tax assets:
Lease and rents	$336	$325
Inventories	141	77
Employee benefits	202	253
Allowance for doubtful accounts	137	112
Retirement benefits	115	114
Net operating losses	5	6
Other	400	315
Total deferred tax assets	1,336	1,202
Deferred tax liabilities:
Depreciation and amortization	(4,457)	(4,552)
Net deferred tax liabilities	$(3,121)	$(3,350)

Schedule of net deferred tax assets (liabilities)
In millions	2012	2011
Deferred tax assets—current	$663	$503
Deferred tax liabilities—noncurrent	(3,784)	(3,853)
Net deferred tax liabilities	$(3,121)	$(3,350)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

In millions	2012	2011	2010
Beginning balance	$38	$35	$61
Additions based on tax positions related to the current year	15	3	1
Additions based on tax positions related to prior years	42	13	2
Reductions for tax positions of prior years	(2)	—	(10)
Expiration of statutes of limitation	(12)	(7)	(16)
Settlements	(1)	(6)	(3)
Ending balance	$80	$38	$35